Investment Contracts - Summary of Investment Contracts for Account of Policyholders (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of investment contracts for account of policyholder [Line Items]
Beginning balance	€ 93,826	€ 80,097
Gross premium and deposits - existing and new business	11,902	11,610
Withdrawals	(10,404)	(10,228)
Interest credited	8,797	14,755
Investment contracts liabilities released	(3,457)	(4,815)
Fund charges released	(196)	(142)
Net exchange differences	(5,816)	3,755
Transfer (to)/from other headings	(3,027)	(1,210)
Other	(1)	1
Ending balance	91,624	93,826
Without Discretionary Participation Features [member]
Disclosure of investment contracts for account of policyholder [Line Items]
Beginning balance	59,956	49,847
Gross premium and deposits - existing and new business	11,116	10,545
Withdrawals	(10,404)	(10,228)
Interest credited	5,902	9,244
Fund charges released	(196)	(142)
Net exchange differences	(4,008)	1,898
Transfer (to)/from other headings	(2,740)	(1,210)
Other	(1)	1
Ending balance	59,625	59,956
With Discretionary Participation Features [member]
Disclosure of investment contracts for account of policyholder [Line Items]
Beginning balance	33,870	30,250
Gross premium and deposits - existing and new business	786	1,066
Interest credited	2,895	5,511
Investment contracts liabilities released	(3,457)	(4,815)
Net exchange differences	(1,808)	1,858
Transfer (to)/from other headings	(287)
Ending balance	€ 31,999	€ 33,870